Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2022
Non-controlling Interests [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2020		2021		2022
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	6,118,680	Ps.	6,026,384	Ps.	5,836,193
Current assets		1,134,440		1,489,451		1,689,382
Non-current liabilities		(2,867,469)		(2,724,344)		(2,377,104)
Current liabilities		(228,897)		(320,041)		(485,025)
Net assets		4,156,754		4,471,450		4,663,446
Net assets attributable to NCI	Ps.	1,059,972	Ps.	1,140,220	Ps.	1,189,179

	2020		2021		2022
Revenues	Ps.	1,161,805	Ps.	1,551,800	Ps.	2,493,000
Profit / (loss)		(196,677)		181,274		675,792
OCI		368,848		(85,286)		(405,354)
Total comprehensive income		172,171		95,988		270,438
Profit / (loss) allocated to NCI		(50,153)		46,225		172,327
OCI allocated to NCI	Ps.	68,854	Ps.	34,023	Ps.	(29,617)

	2020		2021		2022
Net cash provided by operating activities		(38,123)		586,284		788,265
Net cash provided by investment activities		(245,271)		(208,497)		(204,114)
Net cash used in financing activities		944,221		(107,872)		(234,336)
Net increase (decrease) in cash and cash equivalents	Ps.	660,827	Ps.	34,023	Ps.	349,815